LONG-TERM INVESTMENTS, NET - Long-term time deposits (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
LONG-TERM INVESTMENTS, NET
Longterm investments, net	¥ 23,570,988	$ 3,319,904	¥ 17,925,653
China, Yuan Renminbi
LONG-TERM INVESTMENTS, NET
Longterm investments, net	15,400,000		11,100,000
Matures in 2024			1,700,000
Remaining Matures in 2025			¥ 9,400,000
Matures in 2025	10,100,000
Matures in 2026	¥ 5,300,000